Prudential Investment Portfolios 7

655 Broad Street, 6th Floor Newark, New Jersey 07102

November 2,2022

VIA EDGAR

U.S. Securities and Exchange Commission

  100 F Street, N.E.

Washington, D.C. 20549-1520

Re:  497(j) Filing for Prudential Investment Portfolios 7

      Registration Numbers 33-09269  and  811-04864

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 27, 2022.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-716-6422.

Sincerely,

/s/ Patrick McGuinness

Patrick McGuinness Assistant Secretary